Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603-4080

January 14, 2015

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attn: Stephanie D. Hui

Re: Elkhorn Unit Trust, Series 1
Elkhorn CAP-X Achievers Portfolio
Elkhorn Foundation Pure Water Portfolio
Elkhorn Sector Neutral Portfolio of DWA ETFs
File No. 333-198204

Ladies and Gentlemen:

On behalf of Elkhorn Securities, LLC, depositor, sponsor and underwriter of the Elkhorn Unit Trust, Series 1, consisting of the above-captioned trust(s) (the “Trust(s)”), there is enclosed Amendment No. 2 to the Registration Statement on Form S-6 relating to securities of Elkhorn Unit Trust, Series 1 (the “Fund”).

The Reference Trust Agreement was entered into by Elkhorn Securities, LLC, as Depositor, and The Bank of New York Mellon, as Trustee, on the date hereof, and Securities (or delivery statements relating to contracts for the purchase thereof) in the aggregate amount of the portfolio(s) have been deposited with the Trustee. In connection therewith the Trustee is prepared to establish book entry positions which are being retained by the Trustee for delivery after the effectiveness of the Registration Statement.

In addition to Amendment No. 2, the exhibits listed therein are submitted herewith.

Except as indicated in the Memorandum of Changes, the changes in the Prospectus represent primarily the completion of various statements regarding the Securities deposited in the Trust(s) and the dates of record, deposit, distribution, termination and evaluation, together with a list of the Securities which will comprise the portfolio(s) of the Trust(s), the Statement(s) of Financial Condition of the Trust(s) and the Report of Independent Registered Public Accounting Firm.

We have appreciated the courtesy and cooperation of the members of the Staff and if there are any questions on which we may be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Morrison C. Warren (312-845-3484) collect.

Very truly yours,

/s/ Chapman and Cutler LLP

Chapman and Cutler LLP